Equity - Preferred Shares Terms and Conditions (Parenthetical) (Detail) - $ / shares shares in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 16, 2019	Jul. 18, 2019
Rate reset preferred shares series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares		20
Dividend rate		3.662%
Rate reset preferred shares series 3 [member]
Disclosure of classes of share capital [line items]
Number of shares			20
Dividend rate			3.681%
Rate Reset Preferred Shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25
Rate Reset Preferred Shares [member] | Floating Rate Preferred Shares [member]
Disclosure of classes of share capital [line items]
Next redemption/conversion date, period	5 years
Fixed Rate Preferred Shares [member] | Series 11 [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 26
Floating Rate Preferred Shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25